Schedule of related party transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Defined Benefit Plan Disclosure [Line Items]
Revenue from related parties	$ 135	$ 4,640
Cadence Health Pte Ltd [Member]
Defined Benefit Plan Disclosure [Line Items]
Revenue from related parties	135	4,640
Purchase from related parties	491,499	2,349,702
Kent Ridge Pacific Pte Ltd [Member]
Defined Benefit Plan Disclosure [Line Items]
Rental Expenses	$ 47,954	$ 143,589